Earnings per Common Share (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Numerator
Net income attributable to Tsakos Energy Navigation Limited	$ 26,833	$ 76,386	$ 64,544	$ 130,422
Preferred share dividends Series E	(2,744)	(2,744)	(5,488)	(5,488)
Preferred share dividends Series F	(4,006)	(4,006)	(8,012)	(8,012)
Undistributed income allocated to non-vested restricted common stock	(313)	0	(513)	0
Net income attributable to common stockholders of Tsakos Energy Navigation Limited	$ 19,770	$ 69,636	$ 50,531	$ 116,922
Denominator
Weighted average number of shares, basic	29,661,103	29,505,603	29,661,103	29,505,603
Weighted average number of shares, diluted	29,661,103	29,505,603	29,661,103	29,505,603
Earnings per share, basic attributable to Tsakos Energy Navigation Limited common Stockholders	$ 0.67	$ 2.36	$ 1.70	$ 3.96
Earnings per share, diluted attributable to Tsakos Energy Navigation Limited common Stockholders	$ 0.67	$ 2.36	$ 1.70	$ 3.96